Debt (Schedule of Debt) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Nov. 12, 2025	Sep. 22, 2025	Jun. 10, 2025	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Sep. 18, 2024	May 02, 2024
Debt Instrument [Line Items]
Commercial paper	$ 124	$ 90				$ 721	$ 501
Finance leases	5					7
Equipment loans and other	1,365					1,489
Total debt, gross	22,218					21,901
Fair value hedging adjustment	(11)					0
Net unamortized discount and debt issuance costs	(1,001)					(1,007)
Total debt	21,206					20,894
Less: Current portion of long-term debt	906					1,166
Total long-term debt	20,300					19,728
Notes and Debentures
Debt Instrument [Line Items]
Total debt, gross	$ 20,724					19,684
Canadian National Series, 2.80%, 10-year Notes
Debt Instrument [Line Items]
Interest rate	2.80%	2.80%
Term of issuance	10 years
Maturity	Sep. 22, 2025
Total debt, gross	$ 0					350
Canadian National Series, 2.75%, 10-year Notes
Debt Instrument [Line Items]
Interest rate	2.75%	2.75%
Term of issuance	10 years
Maturity	Mar. 01, 2026
Total debt, gross	$ 686	$ 500				719	500
Canadian National Series, 6.90%, 30-year Notes
Debt Instrument [Line Items]
Interest rate	6.90%	6.90%
Term of issuance	30 years
Maturity	Jul. 15, 2028
Total debt, gross	$ 652	$ 475				683	475
Canadian National Series, 3.20%, 10-year Notes
Debt Instrument [Line Items]
Interest rate	3.20%	3.20%
Term of issuance	10 years
Maturity	Jul. 31, 2028
Total debt, gross	$ 350					350
Canadian National Series, 3.00%, 10-year Notes
Debt Instrument [Line Items]
Interest rate	3.00%	3.00%
Term of issuance	10 years
Maturity	Feb. 08, 2029
Total debt, gross	$ 350					350
Canadian National Series, 4.60%, 5-year Notes
Debt Instrument [Line Items]
Interest rate	4.60%	4.60%							4.60%
Term of issuance	5 years
Maturity	May 02, 2029
Total debt, gross	$ 700					700
Canadian National Series, 4.15%, 7-year Notes
Debt Instrument [Line Items]
Interest rate	4.15%	4.15%
Term of issuance	7 years
Maturity	May 10, 2030
Total debt, gross	$ 550					550
Canadian National Series, 3.50%, 5-year Notes
Debt Instrument [Line Items]
Interest rate	3.50%	3.50%			3.50%
Term of issuance	5 years
Maturity	Jun. 10, 2030
Total debt, gross	$ 500					0
Canadian National Series, 4.20%, 5-year Notes
Debt Instrument [Line Items]
Interest rate	4.20%	4.20%	4.20%
Maturity	Mar. 12, 2031
Total debt, gross	$ 412	$ 300				0	300
Canadian National Series, 7.38%, 30-year Notes
Debt Instrument [Line Items]
Interest rate	7.38%	7.38%
Term of issuance	30 years
Maturity	Oct. 15, 2031
Total debt, gross	$ 274	$ 200				288	200
Canadian National Series, 3.85%, 10-year Notes
Debt Instrument [Line Items]
Interest rate	3.85%	3.85%
Term of issuance	10 years
Maturity	Aug. 05, 2032
Total debt, gross	$ 1,098	$ 800				1,151	800
Canadian National Series, 4.40%, 10-year Notes
Debt Instrument [Line Items]
Interest rate	4.40%	4.40%
Term of issuance	10 years
Maturity	May 10, 2033
Total debt, gross	$ 400					400
Canadian National Series, 5.85%, 10-year Notes
Debt Instrument [Line Items]
Interest rate	5.85%	5.85%
Term of issuance	10 years
Maturity	Nov. 01, 2033
Total debt, gross	$ 412	$ 300				431	300
Canadian National Series, 6.25%, 30-year Notes
Debt Instrument [Line Items]
Interest rate	6.25%	6.25%
Term of issuance	30 years
Maturity	Aug. 01, 2034
Total debt, gross	$ 686	$ 500				719	500
Canadian National Series, 4.38%, 10-year Notes
Debt Instrument [Line Items]
Interest rate	4.38%	4.38%		2.80%				4.38%
Term of issuance	10 years
Maturity	Sep. 18, 2034
Total debt, gross	$ 1,029	$ 750				1,079	750
Canadian National Series, 4.20%, 10-year Notes
Debt Instrument [Line Items]
Interest rate	4.20%	4.20%			4.20%
Term of issuance	10 years
Maturity	Jun. 10, 2035
Total debt, gross	$ 500					0
Canadian National Series, 4.75%, 10-year Notes
Debt Instrument [Line Items]
Interest rate	4.75%	4.75%	4.75%
Term of issuance	10 years
Maturity	Nov. 12, 2035
Total debt, gross	$ 549	$ 400				0	400
Canadian National Series, 6.20%, 30-year Notes
Debt Instrument [Line Items]
Interest rate	6.20%	6.20%
Term of issuance	30 years
Maturity	Jun. 01, 2036
Total debt, gross	$ 618	$ 450				647	450
Canadian National Series, 6.71%, Puttable Reset Securities
Debt Instrument [Line Items]
Interest rate	6.71%	6.71%
Maturity	Jul. 15, 2036
Total debt, gross	$ 343	$ 250				360	250
Canadian National Series, 6.38%, 30-year Debentures
Debt Instrument [Line Items]
Interest rate	6.38%	6.38%
Term of issuance	30 years
Maturity	Nov. 15, 2037
Total debt, gross	$ 412	$ 300				431	300
Canadian National Series, 3.50%, 30-year Notes
Debt Instrument [Line Items]
Interest rate	3.50%	3.50%
Term of issuance	30 years
Maturity	Nov. 15, 2042
Total debt, gross	$ 343	$ 250				360	250
Canadian National Series, 4.50%, 30-year Notes
Debt Instrument [Line Items]
Interest rate	4.50%	4.50%
Term of issuance	30 years
Maturity	Nov. 07, 2043
Total debt, gross	$ 343	$ 250				360	250
Canadian National Series, 3.95%, 30-year Notes
Debt Instrument [Line Items]
Interest rate	3.95%	3.95%
Term of issuance	30 years
Maturity	Sep. 22, 2045
Total debt, gross	$ 400					400
Canadian National Series, 3.20%, 30-year Notes
Debt Instrument [Line Items]
Interest rate	3.20%	3.20%
Term of issuance	30 years
Maturity	Aug. 02, 2046
Total debt, gross	$ 892	$ 650				935	650
Canadian National Series, 3.60%, 30-year Notes
Debt Instrument [Line Items]
Interest rate	3.60%	3.60%
Term of issuance	30 years
Maturity	Aug. 01, 2047
Total debt, gross	$ 500					500
Canadian National Series, 3.65%, 30-year Notes
Debt Instrument [Line Items]
Interest rate	3.65%	3.65%
Term of issuance	30 years
Maturity	Feb. 03, 2048
Total debt, gross	$ 823	$ 600				863	600
Canadian National Series, 3.60%, 30-year Notes
Debt Instrument [Line Items]
Interest rate	3.60%	3.60%
Term of issuance	30 years
Maturity	Jul. 31, 2048
Total debt, gross	$ 450					450
Canadian National Series, 4.45%, 30-year Notes
Debt Instrument [Line Items]
Interest rate	4.45%	4.45%
Term of issuance	30 years
Maturity	Jan. 20, 2049
Total debt, gross	$ 892	$ 650				935	650
Canadian National Series, 3.60%, 30-year Notes
Debt Instrument [Line Items]
Interest rate	3.60%	3.60%
Term of issuance	30 years
Maturity	Feb. 08, 2049
Total debt, gross	$ 450					450
Canadian National Series, 3.05%, 30-year Notes
Debt Instrument [Line Items]
Interest rate	3.05%	3.05%
Term of issuance	30 years
Maturity	Feb. 08, 2050
Total debt, gross	$ 450					450
Canadian National Series, 2.45%, 30-year Notes
Debt Instrument [Line Items]
Interest rate	2.45%	2.45%
Term of issuance	30 years
Maturity	May 01, 2050
Total debt, gross	$ 823	$ 600				863	600
Canadian National Series, 4.40%, 30-year Notes
Debt Instrument [Line Items]
Interest rate	4.40%	4.40%
Term of issuance	30 years
Maturity	Aug. 05, 2052
Total debt, gross	$ 961	$ 700				1,007	700
Canadian National Series, 4.70%, 30-year Notes
Debt Instrument [Line Items]
Interest rate	4.70%	4.70%
Term of issuance	30 years
Maturity	May 10, 2053
Total debt, gross	$ 800					800
Canadian National Series, 6.13%, 30-year Notes
Debt Instrument [Line Items]
Interest rate	6.13%	6.13%
Term of issuance	30 years
Maturity	Nov. 01, 2053
Total debt, gross	$ 412	$ 300				431	300
Canadian National Series, 5.10%, 30-year Notes
Debt Instrument [Line Items]
Interest rate	5.10%	5.10%							5.10%
Term of issuance	30 years
Maturity	May 02, 2054
Total debt, gross	$ 550					550
Canadian National Series, 4.00%, 30-year Notes
Debt Instrument [Line Items]
Interest rate	4.00%	4.00%
Term of issuance	50 years
Maturity	Sep. 22, 2065
Total debt, gross	$ 100					100
Illinois Central Series, 7.70%, 100-year debentures
Debt Instrument [Line Items]
Interest rate	7.70%	7.70%
Term of issuance	100 years
Maturity	Sep. 15, 2096
Total debt, gross	$ 172	$ 125				180	$ 125
BC Rail series, non-interest bearing 90-year subordinated notes
Debt Instrument [Line Items]
Term of issuance	90 years
Maturity	Jul. 14, 2094
Total debt, gross	$ 842					842
Net unamortized discount and debt issuance costs	(825)					(826)
LTD other disclosures
Discounted debt	$ 17					$ 16
Imputed interest rate	5.75%	5.75%				5.75%	5.75%
Equipment Loan
Debt Instrument [Line Items]
Equipment loans and other	$ 1,329					$ 1,449
Other Equipment Loan
Debt Instrument [Line Items]
Equipment loans and other	$ 36					$ 40
LTD other disclosures
Weighted average interest rate	2.30%	2.30%				2.35%	2.35%